Net interest income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net interest income
Balances at central banks and loans to banks - amortised cost	£ 3,737	£ 1,987	£ 445	[1]
Loans to customers - amortised cost	15,553	10,085	8,536	[1]
Other financial assets	1,736	565	253	[1]
Interest receivable	21,026	12,637	9,234	[1],[2]
Balances deposits	1,039	379	204	[1]
Customer deposits	5,276	785	556	[1]
Other financial liabilities	2,977	1,196	670	[1]
Subordinated liabilities	464	370	267	[1]
Internal funding of trading businesses	221	65	2	[1]
Interest payable	9,977	2,795	1,699	[1],[2]
Net interest income	11,049	9,842	7,535	[1],[2]
Finance income on the net investment in leases	£ 484	£ 314	£ 298

[1]	Comparative results have been re-presented from those previously published to reclassify certain items as discontinued operations as described in Note 8 to the consolidated financial statements.
[2]	Comparative results have been re-presented from those previously published to reclassify certain items as discontinued operations as described in Note 8 to the consolidated financial statements.